UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

EAFE Equity Index Portfolio

Scudder Limited-Duration Plus Portfolio

US Bond Index Portfolio

Each a Series of DWS Investment Portfolios

Investment Company Act file number 811-07774

DWS Investment Portfolios

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

Two International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 09/30

Scudder Limited-Duration Plus Portfolio

Date of fiscal year end: 12/31

EAFE Equity Index Portfolio

US Bond Index Portfolio

Date of reporting period:7/1/06-6/30/07

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07774
Reporting Period: 07/01/2006 - 06/30/2007
DWS Investment Portfolios

================= A    SCUDDER LIMITED-DURATION PLUS PORTFOLIO =================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

======================= B     U.S. BOND INDEX PORTFOLIO ========================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

====================== C     EAFE EQUITY INDEX PORTFOLIO =======================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS Investment Portfolios

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/22/07

* Print the name and title of each signing officer under his or her signature.